Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
Risks and Uncertainties [Abstract]
Risks and Uncertainties
Note C – Risks and Uncertainties

The Plan invests in various investment securities.  Investment securities are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participant account balances and the amounts reported in the statements of net assets available for benefits.

Several factors, including economic influences and inflation trends have led to extreme volatility in financial markets and have affected, and may continue to affect, the market price of Artesian Resources Corporation’s Class A non-voting common stock and other Plan investments.  While the potential impact brought by, and the duration of, these factors may be difficult to assess or predict, they could result in significant disruption of global financial markets. The extent to which these factors impact the financial markets will depend on future developments that are highly uncertain and cannot be predicted.